Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 68,210	$ 48,153
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	68,210
Financial guarantee liability	268
Balance, end of year	68,478
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	68,210
Financial guarantee liability	0
Balance, end of year	68,210
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	268
Balance, end of year	268
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Balance, end of year	0
Liquidity Risk Management | Thereafter
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Balance, end of year	$ 0